UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AUIYX

November 30, 2025

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Fund Information

AB Equity Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.62%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overweight positions and strong security selection within technology and select industrials were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the primary detractors from performance.

Advisor Class: AUIYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,666	$10,806
11/17	$12,607	$13,277
11/18	$13,067	$14,111
11/19	$14,482	$16,384
11/20	$14,935	$19,244
11/21	$18,481	$24,617
11/22	$18,386	$22,350
11/23	$20,546	$25,443
11/24	$26,575	$34,066
11/25	$29,949	$39,175

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	12.70%	14.93%	11.59%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-equity-income-fund.Advisor.018791400.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Advisor Class: AUIYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUIYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EI-ADV-0153-1125

Advisor Class: AUIYX

3

Class A: AUIAX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Equity Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.87%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overweight positions and strong security selection within technology and select industrials were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the primary detractors from performance.

Class A: AUIAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
11/15	$9,574	$10,000
11/16	$10,185	$10,806
11/17	$12,011	$13,277
11/18	$12,414	$14,111
11/19	$13,727	$16,384
11/20	$14,120	$19,244
11/21	$17,430	$24,617
11/22	$17,294	$22,350
11/23	$19,276	$25,443
11/24	$24,873	$34,066
11/25	$27,960	$39,175

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	12.41%	14.64%	11.31%
Class A (with sales charges)	7.64%	13.65%	10.83%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-equity-income-fund.A.018791103.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Class A: AUIAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUIAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EI-A-0153-1125

Class A: AUIAX

3

Class C: AUICX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Equity Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUICX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.63%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overweight positions and strong security selection within technology and select industrials were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the primary detractors from performance.

Class C: AUICX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,558	$10,806
11/17	$12,355	$13,277
11/18	$12,678	$14,111
11/19	$13,912	$16,384
11/20	$14,203	$19,244
11/21	$17,406	$24,617
11/22	$17,136	$22,350
11/23	$18,960	$25,443
11/24	$24,281	$34,066
11/25	$27,095	$39,175

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	11.59%	13.79%	10.48%
Class C (with sales charges)	10.59%	13.79%	10.48%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-equity-income-fund.C.018791301.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Class C: AUICX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUICX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EI-C-0153-1125

Class C: AUICX

3

Class I: AUIIX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Equity Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overweight positions and strong security selection within technology and select industrials were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the primary detractors from performance.

Class I: AUIIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,662	$10,806
11/17	$12,605	$13,277
11/18	$13,055	$14,111
11/19	$14,466	$16,384
11/20	$14,917	$19,244
11/21	$18,452	$24,617
11/22	$18,346	$22,350
11/23	$20,477	$25,443
11/24	$26,477	$34,066
11/25	$29,797	$39,175

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	12.54%	14.84%	11.54%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-equity-income-fund.I.018791707.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Class I: AUIIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUIIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EI-I-0153-1125

Class I: AUIIX

3

Class Z: AUIZX

November 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Equity Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$63	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s relative performance was shaped primarily by security selection, which had a neutral effect overall, while sector allocation detracted from results. Overweight positions and strong security selection within technology, especially among semiconductor and data storage companies, were the leading contributors to performance. In contrast, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the main detractors. The Fund’s results reflected a mix of positive and negative influences from individual stock choices and sector positioning, set against a backdrop of market volatility and shifting leadership among sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, overweight positions and strong security selection within technology and select industrials were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within consumer discretionary and communication services, as well as certain underperforming health care holdings, were the primary detractors from performance.

Class Z: AUIZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,677	$10,806
11/17	$12,632	$13,277
11/18	$13,099	$14,111
11/19	$14,526	$16,384
11/20	$14,994	$19,244
11/21	$18,562	$24,617
11/22	$18,474	$22,350
11/23	$20,654	$25,443
11/24	$26,724	$34,066
11/25	$30,097	$39,175

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	12.62%	14.95%	11.65%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-equity-income-fund.Z.018791806.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$692,644,993
# of Portfolio Holdings	70
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,898,421

Class Z: AUIZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,588,315	8.6%
Apple, Inc.	$35,495,653	5.1%
Broadcom, Inc.	$27,360,984	4.0%
Alphabet, Inc. - Class C	$26,717,215	3.9%
Lam Research Corp.	$23,835,708	3.5%
American Electric Power Co., Inc.	$20,217,211	2.9%
Merck & Co., Inc.	$18,838,161	2.7%
Bank of America Corp.	$18,245,292	2.6%
McDonald's Corp.	$18,108,323	2.6%
KLA Corp.	$14,688,673	2.1%
Total	$263,095,535	38.0%

Sector Breakdown (% of Net Assets)

Information Technology	31.7%
Financials	17.6%
Health Care	10.1%
Communication Services	8.5%
Industrials	8.4%
Consumer Discretionary	6.3%
Consumer Staples	4.4%
Real Estate	4.2%
Utilities	3.9%
Energy	2.7%
Materials	1.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUIZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EI-Z-0153-1125

Class Z: AUIZX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Equity Income Fund	2024	$40,453	$—	$20,817
	2025	$40,453	$—	$26,519

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Equity Income Fund	2024	$1,737,275	$20,817
			$—
			$(20,817)
	2025	$1,652,531	$26,519
			$—
			$(26,519)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez       Garry L. Moody

Carol C. McMullen      Jeanette Loeb

R. Jay Gerken        Jeffrey R. Holland

Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

November 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB EQUITY INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

November 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Information Technology – 31.7%
Semiconductors & Semiconductor Equipment – 11.2%
Analog Devices, Inc.	19,554	$5,188,458
Broadcom, Inc.	67,900	27,360,984
KLA Corp.	12,496	14,688,673
Lam Research Corp.	152,793	23,835,708
NXP Semiconductors NV	33,993	6,626,596

		77,700,419

Software – 12.2%
Gen Digital, Inc.	114,251	3,012,799
Intuit, Inc.	20,217	12,819,195
Microsoft Corp.	121,112	59,588,315
Oracle Corp.	43,159	8,715,960

		84,136,269

Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	127,293	35,495,653
Seagate Technology Holdings PLC	44,826	12,402,906
Western Digital Corp.	59,830	9,772,034

		57,670,593

		219,507,281

Financials – 17.6%
Banks – 4.7%
Bank of America Corp.	340,080	18,245,292
M&T Bank Corp.	27,480	5,227,245
Wells Fargo & Co.	105,028	9,016,654

		32,489,191

Capital Markets – 5.6%
Carlyle Group, Inc. (The)(a)	117,680	6,417,090
Charles Schwab Corp. (The)	80,120	7,429,528
CME Group, Inc.	44,507	12,526,940
Morgan Stanley	74,230	12,593,862

		38,967,420

Financial Services – 3.2%
Corebridge Financial, Inc.	323,187	9,702,074
Visa, Inc. – Class A	36,329	12,149,871

		21,851,945

Insurance – 4.1%
Everest Group Ltd.	21,060	6,618,947
MetLife, Inc.	137,124	10,498,214
Willis Towers Watson PLC	34,900	11,202,900

		28,320,061

		121,628,617

ABFunds.com	AB Equity Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 10.1%
Health Care Equipment & Supplies – 1.9%
Medtronic PLC	128,513	$13,536,274

Health Care Providers & Services – 1.9%
Encompass Health Corp.	44,070	5,121,816
UnitedHealth Group, Inc.	23,465	7,738,053

		12,859,869

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc.	9,003	5,319,243

Pharmaceuticals – 5.5%
Johnson & Johnson	23,960	4,957,803
Merck & Co., Inc.	179,702	18,838,161
Pfizer, Inc.	177,591	4,571,192
Royalty Pharma PLC – Class A	245,362	9,819,387

		38,186,543

		69,901,929

Communication Services – 8.5%
Diversified Telecommunication Services – 1.0%
Comcast Corp. – Class A	262,675	7,010,796

Entertainment – 2.1%
Walt Disney Co. (The)	137,395	14,353,656

Interactive Media & Services – 4.3%
Alphabet, Inc. – Class C	83,460	26,717,215
Meta Platforms, Inc. – Class A	4,430	2,870,419

		29,587,634

Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc.	36,551	7,639,524

		58,591,610

Industrials – 8.4%
Aerospace & Defense – 3.4%
Hexcel Corp.(a)	79,640	6,070,957
Northrop Grumman Corp.	5,160	2,952,810
RTX Corp.	83,287	14,567,729

		23,591,496

Electrical Equipment – 1.8%
Eaton Corp. PLC	37,060	12,818,683

Machinery – 2.6%
CNH Industrial NV	378,770	3,571,801
Deere & Co.	11,340	5,267,317
PACCAR, Inc.	49,404	5,208,170
Stanley Black & Decker, Inc.	53,231	3,807,081

		17,854,369

2 AB Equity Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 0.6%
Paychex, Inc.	38,079	$4,253,044

		58,517,592

Consumer Discretionary – 6.3%
Distributors – 1.3%
Genuine Parts Co.	66,120	8,622,048

Hotels, Restaurants & Leisure – 2.6%
McDonald’s Corp.	58,073	18,108,323

Specialty Retail – 2.4%
Bath & Body Works, Inc.	393,455	6,850,051
Lowe’s Cos., Inc.	41,308	10,016,364

		16,866,415

		43,596,786

Consumer Staples – 4.4%
Beverages – 0.9%
Coca-Cola Co. (The)	82,072	6,001,104

Consumer Staples Distribution & Retail – 1.4%
Walmart, Inc.	90,217	9,969,881

Household Products – 1.0%
Procter & Gamble Co. (The)	48,306	7,157,017

Personal Care Products – 1.1%
Kenvue, Inc.	433,825	7,526,864

		30,654,866

Real Estate – 4.2%
Health Care REITs – 0.6%
American Healthcare REIT, Inc.	83,110	4,220,326

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	42,730	4,077,724

Office REITs – 0.7%
COPT Defense Properties	150,581	4,627,354

Residential REITs – 0.6%
Mid-America Apartment Communities, Inc.	29,477	4,005,629

Retail REITs – 0.5%
Brixmor Property Group, Inc.	126,720	3,312,461

Specialized REITs – 1.2%
Digital Realty Trust, Inc.	28,535	4,569,024
Extra Space Storage, Inc.	31,210	4,156,236

		8,725,260

		28,968,754

ABFunds.com	AB Equity Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 3.9%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	163,345	$20,217,211

Multi-Utilities – 1.0%
Ameren Corp.	62,216	6,616,671

		26,833,882

Energy – 2.7%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	70,903	3,559,330

Oil, Gas & Consumable Fuels – 2.2%
EOG Resources, Inc.	73,905	7,970,654
Exxon Mobil Corp.	62,155	7,205,008

		15,175,662

		18,734,992

Materials – 1.6%
Chemicals – 1.0%
Corteva, Inc.	46,752	3,154,358
LyondellBasell Industries NV – Class A(a)	74,157	3,632,951

		6,787,309

Metals & Mining – 0.6%
Reliance, Inc.	16,150	4,511,018

		11,298,327

Total Common Stocks (cost $456,690,921)		688,234,636

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(b)(c)(d) (cost $4,267,103)	4,267,103	4,267,103

Total Investments – 100.0% (cost $460,958,024)		692,501,739
Other assets less liabilities – 0.0%		143,254

Net Assets – 100.0%		$692,644,993

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	The rate shown represents the 7-day yield as of period end.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Equity Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $456,690,921)	$688,234,636	(a)
Affiliated issuers (cost $4,267,103)	4,267,103
Unaffiliated dividends and interest receivable	1,083,817
Receivable for capital stock sold	25,949
Receivable due from Adviser	13,783
Affiliated dividends receivable	11,016

Total assets	693,636,304

Liabilities
Payable for capital stock redeemed	460,685
Advisory fee payable	259,629
Distribution fee payable	78,222
Administrative fee payable	60,880
Transfer Agent fee payable	6,557
Directors’ fees payable	5,620
Accrued expenses	119,718

Total liabilities	991,311

Net Assets	$692,644,993

Composition of Net Assets
Capital stock, at par	$18,306
Additional paid-in capital	416,527,870
Distributable earnings	276,098,817

Net Assets	$692,644,993

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$354,651,684	9,428,563	$37.61	*

C	$15,157,090	412,148	$36.78

Advisor	$295,589,641	7,735,920	$38.21

I	$6,389,872	170,988	$37.37

Z	$20,856,706	558,770	$37.33

(a)	Includes securities on loan with a value of $12,344,625 (see Note E).

*	The maximum offering price per share for Class A shares was $39.28 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Equity Income Fund 5

STATEMENT OF OPERATIONS

Year Ended November 30, 2025

Investment Income
Dividends
Unaffiliated issuers	$12,748,564
Affiliated issuers	181,621
Interest	501
Securities lending income, net	22,026
Other income(a)	664,287	$13,616,999

Expenses
Advisory fee (see Note B)	3,062,370
Distribution fee—Class A	823,216
Distribution fee—Class C	155,472
Transfer agency—Class A	195,130
Transfer agency—Class C	9,601
Transfer agency—Advisor Class	144,526
Transfer agency—Class I	6,707
Transfer agency—Class Z	3,908
Registration fees	128,900
Administrative	96,223
Custody and accounting	94,026
Printing	75,174
Audit and tax	67,817
Legal	52,164
Directors’ fees	22,964
Miscellaneous	19,220

Total expenses	4,957,418
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(163,949)

Net expenses		4,793,469

Net investment income		8,823,530

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		49,098,032
Foreign currency transactions		(80)
Net change in unrealized appreciation (depreciation) of:
Investments		17,141,521
Foreign currency denominated assets and liabilities		(10)

Net gain on investment and foreign currency transactions		66,239,463

Net Increase in Net Assets from Operations		$75,062,993

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Equity Income Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2025		Year Ended November 30, 2024
Increase in Net Assets from Operations
Net investment income	$8,823,530		$7,800,902
Net realized gain on investment and foreign currency transactions	49,097,952		53,549,259
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	17,141,511		79,220,158

Net increase in net assets from operations	75,062,993		140,570,319
Distributions to Shareholders
Class A	(31,842,051)		(7,987,414)
Class C	(1,569,148)		(350,859)
Advisor Class	(23,364,110)		(4,724,215)
Class R	– 0	–	(121,844)
Class K	– 0	–	(29,343)
Class I	(589,425)		(88,010)
Class Z	(1,482,486)		(359,751)
Capital Stock Transactions
Net increase	53,794,893		6,662,878

Total increase	70,010,666		133,571,761
Net Assets
Beginning of period	622,634,327		489,062,566

End of period	$692,644,993		$622,634,327

See notes to financial statements.

ABFunds.com	AB Equity Income Fund 7

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

NOTE A

Significant Accounting Policies

AB Equity Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price

8 AB Equity Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

ABFunds.com	AB Equity Income Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Equity Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$688,234,636		$	– 0	–	$	– 0	–	$688,234,636
Short-Term Investments	4,267,103			– 0	–		– 0	–	4,267,103

Total Investments in Securities	692,501,739			– 0	–		– 0	–	692,501,739
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$692,501,739		$	– 0	–	$	– 0	–	$692,501,739

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Equity Income Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to

12 AB Equity Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. Prior to August 1, 2024, the Fund paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective August 1, 2024, the Advisor has contractually agreed to waive the advisory fee by an amount equal to 0.025% of the Fund’s daily average net assets. The advisory fee waiver cannot be terminated until February 28, 2026. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90%, 1.65%, .65%, .65% and .65% of the daily average net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares, respectively (the “Expense Caps”). The Expense Caps will extend through February 28, 2026 and then may be extended by the Adviser for additional one year terms. Prior to August 1, 2024 the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20%, 1.95%, .95%, .95% and .95% of the daily average net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. For the year ended November 30, 2025, such reimbursements/waivers amounted to $155,004.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2025, the reimbursement for such services amounted to $96,223.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $114,366 for the year ended November 30, 2025.

ABFunds.com	AB Equity Income Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $12,783 from the sale of Class A shares and received $796 and $1,039 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2025.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $664,287 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2025, such waiver amounted to $8,610.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$2,983		$102,720	$101,436	$4,267		$182
AB Government Money Market Portfolio*	– 0	–	32,912	32,912	– 0	–	1

Total					$4,267		$183

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z

14 AB Equity Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,595,978 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$220,526,281		$217,524,244
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$461,370,738

Gross unrealized appreciation	$250,930,905
Gross unrealized depreciation	(19,799,904)

Net unrealized appreciation	$231,131,001

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended November 30, 2025.

ABFunds.com	AB Equity Income Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the

16 AB Equity Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,344,625	$	– 0	–	$12,453,072	$21,106	$920	$335

*	As of November 30, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	739,751	741,839	$25,172,949	$24,186,198

Shares issued in reinvestment of dividends and distributions	801,576	206,077	26,622,561	6,289,289

Shares converted from Class C	112,106	145,289	3,788,368	4,679,850

Shares redeemed	(1,439,748)	(2,080,048)	(48,546,213)	(67,101,973)

Net increase (decrease)	213,685	(986,843)	$7,037,665	$(31,946,636)

ABFunds.com	AB Equity Income Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended November 30, 2025		Year Ended November 30, 2024	Year Ended November 30, 2025			Year Ended November 30, 2024

Class C
Shares sold	67,410		69,110		$2,195,703		$2,223,248

Shares issued in reinvestment of dividends and distributions	42,834		10,617		1,392,386		311,104

Shares converted to Class A	(114,581)		(148,049)		(3,788,368)		(4,679,850)

Shares redeemed	(74,861)		(110,623)		(2,503,251)		(3,560,598)

Net decrease	(79,198)		(178,945)		$(2,703,530)		$(5,706,096)

Advisor Class
Shares sold	2,722,314		2,630,542		$94,403,103		$87,806,267

Shares issued in reinvestment of dividends and distributions	478,557		111,042		16,147,144		3,458,192

Shares redeemed	(1,953,715)		(1,154,508)		(66,866,845)		(39,078,463)

Net increase	1,247,156		1,587,076		$43,683,402		$52,185,996

Class R
Shares sold	– 0	–	19,883	$	– 0	–	$614,484

Shares issued in reinvestment of dividends and distributions	– 0	–	4,161		– 0	–	121,842

Shares redeemed	– 0	–	(267,708)		– 0	–	(8,768,368)

Net increase (decrease)	– 0	–	(243,664)	$	– 0	–	$(8,032,042)

Class K
Shares sold	– 0	–	1,145	$	– 0	–	$35,841

Shares issued in reinvestment of dividends and distributions	– 0	–	991		– 0	–	29,341

Shares redeemed	– 0	–	(58,149)		– 0	–	(1,904,600)

Net increase (decrease)	– 0	–	(56,013)	$	– 0	–	$(1,839,418)

Class I
Shares sold	32,197		73,331		$1,123,661		$2,506,229

Shares issued in reinvestment of dividends and distributions	17,850		2,859		589,424		88,010

Shares redeemed	(44,474)		(5,630)		(1,421,283)		(187,473)

Net increase	5,573		70,560		$291,802		$2,406,766

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024

Class Z
Shares sold	192,913	99,044	$6,468,398	$3,297,978

Shares issued in reinvestment of dividends and distributions	44,500	11,722	1,469,140	358,402

Shares redeemed	(72,874)	(122,988)	(2,451,984)	(4,062,072)

Net increase (decrease)	164,539	(12,222)	$5,485,554	$(405,692)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

ABFunds.com	AB Equity Income Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,507,889	$8,141,542
Net long-term capital gains	48,339,331	5,519,894

Total taxable distributions paid	$58,847,220	$13,661,436

20 AB Equity Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,162,616
Undistributed capital gains	43,723,062
Unrealized appreciation (depreciation)	231,131,001	(a)

Total accumulated earnings (deficit)	$276,016,679	(b)

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, and the tax deferral of losses on wash sales.

(b)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the tax treatment of passive foreign investment companies (PFICs) resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Equity Income Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 36.96	$ 29.40	$ 28.47	$ 33.55	$ 27.83

Income From Investment Operations

Net investment income(a)(b)	.46 †	.44	.47	.39	.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.63	7.92	2.52	(.48)	6.06

Net increase (decrease) in net asset value from operations	4.09	8.36	2.99	(.09)	6.43

Less: Dividends and Distributions

Dividends from net investment income	(.41)	(.47)	(.43)	(.34)	(.36)

Distributions from net realized gain on investment transactions	(3.03)	(.33)	(1.63)	(4.65)	(.35)

Total dividends and distributions	(3.44)	(.80)	(2.06)	(4.99)	(.71)

Net asset value, end of period	$ 37.61	$ 36.96	$ 29.40	$ 28.47	$ 33.55

Total Return

Total investment return based on net asset value(c)*	12.41%†	29.04%	11.46%	(.78)%	23.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$354,651	$340,587	$299,953	$293,341	$313,474

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.87%	.94%	.98%	.97%	.97%

Expenses, before waivers/reimbursements	.90%	.95%	.98%	.97%	.97%

Net investment income(b)	1.36%†	1.34%	1.70%	1.39%	1.15%

Portfolio turnover rate	35%	42%	38%	41%	44%

See footnote summary on pages 26-27.

22 AB Equity Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 36.25	$ 28.84	$ 27.95	$ 33.03	$ 27.38

Income From Investment Operations

Net investment income(a)(b)	.21 †	.19	.27	.17	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.55	7.77	2.46	(.47)	5.98

Net increase (decrease) in net asset value from operations	3.76	7.96	2.73	(.30)	6.10

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.22)	(.21)	(.13)	(.10)

Distributions from net realized gain on investment transactions	(3.03)	(.33)	(1.63)	(4.65)	(.35)

Total dividends and distributions	(3.23)	(.55)	(1.84)	(4.78)	(.45)

Net asset value, end of period	$ 36.78	$ 36.25	$ 28.84	$ 27.95	$ 33.03

Total Return

Total investment return based on net asset value(c)*	11.59%†	28.07%	10.64%	(1.55)%	22.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,157	$17,811	$19,331	$30,247	$37,048

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.63%	1.69%	1.73%	1.72%	1.72%

Expenses, before waivers/reimbursements	1.65%	1.70%	1.73%	1.72%	1.72%

Net investment income(b)	.62%†	.60%	.99%	.62%	.40%

Portfolio turnover rate	35%	42%	38%	41%	44%

See footnote summary on pages 26-27.

ABFunds.com	AB Equity Income Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 37.55	$ 29.86	$ 28.88	$ 33.96	$ 28.16

Income From Investment Operations

Net investment income(a)(b)	.55 †	.53	.54	.47	.45

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.69	8.04	2.56	(.48)	6.13

Net increase (decrease) in net asset value from operations	4.24	8.57	3.10	(.01)	6.58

Less: Dividends and Distributions

Dividends from net investment income	(.55)	(.55)	(.49)	(.42)	(.43)

Distributions from net realized gain on investment transactions	(3.03)	(.33)	(1.63)	(4.65)	(.35)

Total dividends and distributions	(3.58)	(.88)	(2.12)	(5.07)	(.78)

Net asset value, end of period	$ 38.21	$ 37.55	$ 29.86	$ 28.88	$ 33.96

Total Return

Total investment return based on net asset value(c)*	12.70%†	29.34%	11.75%	(.51)%	23.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$295,590	$243,631	$146,344	$146,095	$168,039

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.62%	.68%	.73%	.72%	.72%

Expenses, before waivers/reimbursements	.65%	.70%	.73%	.72%	.72%

Net investment income(b)	1.60%†	1.58%	1.96%	1.63%	1.40%

Portfolio turnover rate	35%	42%	38%	41%	44%

See footnote summary on pages 26-27.

24 AB Equity Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended November 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 36.84	$ 29.29	$ 28.39	$ 33.47	$ 27.76

Income From Investment Operations

Net investment income(a)(b)	.50	.51	.50	.45	.43

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.60	7.89	2.51	(.48)	6.05

Net increase (decrease) in net asset value from operations	4.10	8.40	3.01	(.03)	6.48

Less: Dividends and Distributions

Dividends from net investment income	(.54)	(.52)	(.48)	(.40)	(.42)

Distributions from net realized gain on investment transactions	(3.03)	(.33)	(1.63)	(4.65)	(.35)

Total dividends and distributions	(3.57)	(.85)	(2.11)	(5.05)	(.77)

Net asset value, end of period	$ 37.37	$ 36.84	$ 29.29	$ 28.39	$ 33.47

Total Return

Total investment return based on net asset value(c)*	12.54%	29.30%	11.61%	(.57)%	23.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,390	$6,094	$2,778	$2,602	$2,518

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.65%	.72%	.84%	.77%	.77%

Expenses, before waivers/reimbursements	.71%	.76%	.84%	.77%	.77%

Net investment income(b)	1.47%	1.54%	1.85%	1.61%	1.36%

Portfolio turnover rate	35%	42%	38%	41%	44%

See footnote summary on pages 26-27.

ABFunds.com	AB Equity Income Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 36.81	$ 29.29	$ 28.37	$ 33.45	$ 27.75

Income From Investment Operations

Net investment income(a)(b)	.51	.53	.55	.47	.46

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.61	7.89	2.51	(.47)	6.04

Net increase in net asset value from operations	4.12	8.42	3.06	– 0	–	6.50

Less: Dividends and Distributions

Dividends from net investment income	(.57)	(.57)	(.51)	(.43)	(.45)

Distributions from net realized gain on investment transactions	(3.03)	(.33)	(1.63)	(4.65)	(.35)

Total dividends and distributions	(3.60)	(.90)	(2.14)	(5.08)	(.80)

Net asset value, end of period	$ 37.33	$ 36.81	$ 29.29	$ 28.37	$ 33.45

Total Return

Total investment return based on net asset value(c)*	12.62%	29.39%	11.80%	(.48)%	23.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,857	$14,511	$11,904	$10,590	$13,632

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.59%	.65%	.69%	.67%	.67%

Expenses, before waivers/reimbursements	.61%	.66%	.69%	.67%	.67%

Net investment income(b)	1.51%	1.62%	2.01%	1.66%	1.45%

Portfolio turnover rate	35%	42%	38%	41%	44%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2025 by .09%.

26 AB Equity Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

†

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.04	.12%	.12%

Class C	$.04	.12%	.12%

Advisor Class	$.04	.12%	.12%

See notes to financial statements.

ABFunds.com	AB Equity Income Fund 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Equity Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Equity Income Fund, Inc. (the “Fund), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used

28 AB Equity Income Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 28, 2026

ABFunds.com	AB Equity Income Fund 29

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025.

For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income. For corporate shareholders, 92.53% of dividends paid qualify for the dividends received deduction. The Fund designates $48,339,331 of dividends paid as long-term capital gain dividends. For foreign shareholders, 1.45% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

The Fund designates $98,793 of distributions paid during the fiscal year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

30 AB Equity Income Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Equity Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Equity Income Fund 31

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for certain clients); 12b-1 fees and sales charges received by the Fund’s principal

32 AB Equity Income Fund	ABFunds.com

underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting both a reduction in the contractual fee rate and an additional contractual waiver of a portion of the reduced advisory fee effective August 1, 2024) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients pursuing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

ABFunds.com	AB Equity Income Fund 33

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

34 AB Equity Income Fund	ABFunds.com

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Equity Income Fund 35

NOTES

36 AB Equity Income Fund	ABFunds.com

AB EQUITY INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

EI-0151-1125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN - END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	January 29, 2026